Related Party Transactions (Tables)	3 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule Of Key Management Personnel Compensation
	Three months ended March 31, 2023	Three months ended March 31, 2022
Short term employee benefits	$552,584	$255,617
Share-based payments	182,040	124,578
Short term employee benefits	$734,624	$380,195